Derivative Financial Instruments (Details 3) (Cash Flow Hedging [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] USD ($)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] USD ($)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2009 Forwards contracts [Member] Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] USD ($)	Mar. 31, 2010 Forwards contracts [Member] JPY (¥)	Mar. 31, 2009 Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2010 Other income (expenses), net [Member] JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Derivative instruments designated as cash flow hedging relationships
Amount of gains (losses) recognized in OCI on derivatives			$ 1,446	¥ 120,000	¥ 1,758,000	¥ 65,000					¥ 7,195,000	$ 86,687	¥ 363,000	¥ 790,000			¥ 7,315,000	$ 88,133	¥ 2,121,000	¥ 855,000
Amount gains (losses) reclassified from accumulated OCI into income	0	89,000					90,060	7,475,000	532,000	2,892,000							7,475,000	90,060	621,000	2,892,000
Amount of gains (losses) recognized in income on derivatives							$ 0	¥ 0	¥ 0						¥ 0	¥ 0	¥ 0	$ 0	¥ 0